Income Taxes (Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [Abstract]
Profit/(loss) from continuing operations before income taxes	$ 461,968	$ (135,636)	$ (426,900)
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	$ 78,535	$ (23,058)	$ (72,573)
Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group's share in losses of associated companies	18,215	20,924	31,651
Income subject to tax at a different tax rate	2,632	63,446	(2,548)
Non-deductible expenses	6,752	12,850	41,960
Exempt income	(97,664)	(7,006)
Taxes in respect of prior years	(48)	44	92
Changes in temporary differences in respect of which deferred taxes are not recognized	(4)	4,285	1,419
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	2,883	350	2,449
Differences between the measurement base of income reported for tax purposes and the income reported in the financial statements		13
Other differences	198	961	(198)
Total taxes on income	$ 11,499	$ 72,809	$ 2,252